STOCK-BASED COMPENSATION - Stock Option Activity (Details) - Stock options $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Number of Shares under Option
Awards granted (in shares) | shares	3.8
Ending balance (in shares) | shares	3.8
Weighted Average Grant Date Fair Value
Awards granted (in dollars per share)	$ 6.54
Ending balance (in dollars per share)	6.56
Weighted-Average Exercise Price
Awards converted from IBM programs (in dollars per share)	8.28
Awards granted (in dollars per share)	17.78
Ending balance (in dollars per share)	$ 17.76
Awards converted from IBM programs, Intrinsic value | $	$ 9,820
Awards outstanding, weighted average remaining contractual life, awards granted	6 years 3 months 18 days
Awards outstanding, weighted average remaining contractual life	6 months 9 days